Severance Indemnities and Pension Plans (Amounts Recognized in OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	¥ (24,790)	¥ (423,283)
Prior service cost arising during the year	(1,053)	(22)
Losses (gains) due to amortization:
Net actuarial loss (gain)	(770)	(17,019)
Prior service cost	1,280	1,205
Curtailment and settlement	5,820	4,605
Foreign currency translation adjustments	0	0
Total changes in Accumulated OCI	(19,513)	(434,514)
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(40,559)	319
Prior service cost arising during the year	402	(1,187)
Losses (gains) due to amortization:
Net actuarial loss (gain)	(16,573)	(11,560)
Prior service cost	2,802	2,614
Curtailment and settlement	(44)	(30)
Foreign currency translation adjustments	6,683	(5,808)
Total changes in Accumulated OCI	(47,289)	(15,652)
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(4,471)	(1,541)
Prior service cost arising during the year	55	0
Losses (gains) due to amortization:
Net actuarial loss (gain)	64	(208)
Prior service cost	385	448
Curtailment and settlement	0	0
Foreign currency translation adjustments	(139)	(173)
Total changes in Accumulated OCI	¥ (4,106)	¥ (1,474)